Right-of-Use Assets - Schedule Interest Expense Arising From Lease Liabilities And Expenses Related To Short-Term Leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Interest expense (included in finance costs)	¥ 13	¥ 17	¥ 18
Expense relating to short-term leases (included in cost of revenues and expenses)	¥ 49	¥ 53	¥ 71